Interests in Subsidiaries - Summary of Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue	[1]	£ 24,492		£ 14,130
Profit for the year		6,210		4,839
– Attributable to non-controlling interests		178		191
Total comprehensive income		9,424		6,426
– Attributable to non-controlling interests		185		246
Summary net assets:
Noncurrent assets		133,687
Current assets		12,655
Non-current liabilities		(64,325)
Current liabilities		(16,329)
Total equity		65,688	£ 60,981	8,406	£ 5,032
Net cash generated from operating activities		10,295		4,610
Net cash generated in investing activities		(1,021)		(640)
Net cash used in financing activities		(9,630)		(4,229)
Differences on exchange		(138)		180
(Decrease)/increase in net cash and cash equivalents in the year		(494)		(79)
Net cash and cash equivalents at 1 January		2,822	1,651	1,730
Net cash and cash equivalents at 31 December		2,328	2,822	1,651
Restatement Adjustments
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue	[1]		19,564
Profit for the year			37,656
– Attributable to non-controlling interests			171
Total comprehensive income			34,528
– Attributable to non-controlling interests			167
Summary net assets:
Noncurrent assets			127,088
Current assets			13,966
Non-current liabilities			(64,468)
Current liabilities			(15,605)
Total equity			60,981	8,406
Net cash generated from operating activities			5,347
Net cash generated in investing activities			(18,544)
Net cash used in financing activities			14,759
Differences on exchange			(391)
(Decrease)/increase in net cash and cash equivalents in the year			1,171
Net cash and cash equivalents at 1 January		2,822
Net cash and cash equivalents at 31 December			2,822
Subsidiaries with Material Non-controlling Interests
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue		231		317
Profit for the year		87		129
– Attributable to non-controlling interests		43		64
Total comprehensive income		87		146
– Attributable to non-controlling interests		43		73
Dividends paid to non-controlling interests		(40)		(59)
Summary net assets:
Noncurrent assets		16		31
Current assets		116		103
Non-current liabilities				(4)
Current liabilities		(129)		(94)
Total equity		3		36
– Attributable to non-controlling interests		1		18
Net cash generated from operating activities		86		108
Net cash generated in investing activities		(2)		45
Net cash used in financing activities		(77)		(151)
Differences on exchange		1		1
(Decrease)/increase in net cash and cash equivalents in the year		8		3
Net cash and cash equivalents at 1 January		2	8	5
Net cash and cash equivalents at 31 December		10	2	8
Subsidiaries with Material Non-controlling Interests | Restatement Adjustments
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue			237
Profit for the year			89
– Attributable to non-controlling interests			44
Total comprehensive income			87
– Attributable to non-controlling interests			43
Dividends paid to non-controlling interests			(64)
Summary net assets:
Noncurrent assets			18
Current assets			101
Non-current liabilities			(5)
Current liabilities			(120)
Total equity			(6)
– Attributable to non-controlling interests			(3)
Net cash generated from operating activities			67
Net cash generated in investing activities			14
Net cash used in financing activities			(86)
Differences on exchange			(1)
(Decrease)/increase in net cash and cash equivalents in the year			(6)
Net cash and cash equivalents at 1 January		£ 2	8
Net cash and cash equivalents at 31 December			£ 2	£ 8

[1]	Revenue is net of duty, excise and other taxes of £38,553 million, £37,780 million and £32,136 million for the years ended 31 December 2018, 2017 and 2016, respectively.